Pension And Other Postretirement Employee Benefits (OPEB) Plans - Additional Information (Detail) $ in Millions	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Oct. 02, 2016 USD ($)	Dec. 31, 2016 USD ($) CorporateBond	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Successor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Market-related value of the assets held in trust, realized and unrealized gains or losses included in rolling period					4 years
Market-related value of the assets held in trust, realized and unrealized gains or losses included in rolling period, vesting percentage					25.00%
Total benefit costs			$ 4
Successor | Standard & Poor's, AA Rating [Member] | Corporate Bond Securities [Member] | Fitch, AA Rating [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of corporate bonds | Corporate_bond | CorporateBond					489
Predecessor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total benefit costs				$ 4		$ 11	$ 12
OPEB [Member] | Successor
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Plan Assets			0		$ 0
OPEB [Member] | Successor | Funded Plan [Member]
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Total benefit costs			1
Contributions expected to be made to the pension plan in 2017			5		5
OPEB [Member] | Predecessor
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OPEB plan funding				3
Pension Plan [Member] | Successor | Funded Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions expected to be made to the pension plan in 2017			0		$ 0
Thrift Plan [Member] | Successor
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Cash contribution to retirement plan			$ 5
Maximum employee contribution					75.00%
Contribution matching percentage					100.00%
Thrift Plan [Member] | Successor | Minimum [Member]
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Maximum employee contribution					1.00%
Thrift Plan [Member] | Successor | Maximum [Member]
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Maximum employee contribution					20.00%
Thrift Plan [Member] | Predecessor
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Cash contribution to retirement plan				$ 16	$ 21	$ 21
Efh Retirement Plan [Member]
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Cash contribution to retirement plan		$ 67
Efh Retirement Plan [Member] | Oncor [Member]
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Cash contribution to retirement plan		51
Efh Retirement Plan [Member] | Predecessor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Cash contribution to retirement plan	$ 2	$ 16